CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Related parties	$ 10,078,276	$ 541,758
Third parties	63,122,885	10,935,794
Total revenues	73,201,161	11,477,552
Cost of revenues	(72,856,808)	(13,220,386)
Gross (loss) profit	344,353	(1,742,834)
Operating expenses:
Selling and marketing (including share-based compensation of nil, nil and $680,124 for the years ended December 31, 2014, 2015 and 2016, respectively)	(20,405,602)	(5,360,044)
General and administrative (including share-based compensation of $4,190,449, nil and $417,419 for the years ended December 31, 2014, 2015 and 2016, respectively)	(7,530,851)	(12,911,773)	(4,323,253)
Impairment of goodwill		(85,934,770)
Total operating expenses	(27,936,453)	(104,206,587)	(4,323,253)
Loss from operations	(27,592,100)	(105,949,421)	(4,323,253)
Interest income	26,147	7,392	4
Other expenses, net	39,351	46,210
Loss before provision for income taxes	(27,526,602)	(105,895,819)	(4,323,249)
Income tax benefits	2,233,457	1,249,696
Loss from continuing operations	(25,293,145)	(104,646,123)	(4,323,249)
Discontinued operations:
(Loss)/income from discontinued operations (including gain of $47,390,421 upon disposal in the year ended December 31, 2015), net of tax of nil	0	11,075,935	(39,546,576)
Net loss	(25,293,145)	(93,570,188)	(43,869,825)
Less: Net loss attributable to noncontrolling interests	0		(13,478)
Net loss attributable to JMU Limited	(25,293,145)	(93,570,188)	(43,856,347)
Net loss attributable to holders of ordinary shares of JMU Limited	$ (25,293,145)	$ (95,935,539)	$ (84,670,856)
Net loss per ordinary share
Basic	$ (0.02)	$ (0.09)	$ (0.28)
Diluted	(0.02)	(0.09)	(0.28)
Net loss per ordinary share from continuing operations
Basic	(0.02)	(0.1)	(0.03)
Diluted	(0.02)	(0.1)	(0.03)
Net (loss) income per ordinary share from discontinued operations
Basic	0	0.01	(0.25)
Diluted	$ 0	$ 0.01	$ (0.25)
Basic
Continuing operations	1,474,087,060	1,001,754,524	303,886,640
Discontinued operations	0	1,001,754,524	303,886,640
Diluted
Continuing operations	1,474,087,060	1,001,754,524	303,886,640
Discontinued operations	0	1,043,473,265	303,886,640
Series A-1 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0	$ 442,409	$ 1,445,125
Net loss per ordinary share
Basic	$ 0	$ 0.14	$ 0.12
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0	$ 0.14	$ 0.12
Basic
Continuing operations	0	3,242,986	12,202,988
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0	3,242,986	12,202,988
Series A-2 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0	$ 1,202,748	$ 36,947,001
Net loss per ordinary share
Basic	$ 0	$ 0.04	$ 0.3
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0	$ 0.04	$ 0.3
Basic
Continuing operations	0	32,429,858	122,029,877
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0	32,429,858	122,029,877
Series B Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0	$ 720,194	$ 2,422,383
Net loss per ordinary share
Basic	$ 0	$ 0.09	$ 0.08
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0	$ 0.09	$ 0.08
Basic
Continuing operations	0	8,107,465	30,507,471
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0	8,107,465	30,507,471